General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2019
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Schedule of General and Administrative Expenses

Details of the general and administrative expenses by nature are presented in the following table:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Consulting fees	84	81	165	174
Professional fees	26	61	35	87
Management fees	185	187	373	365
Investor relations	11	56	27	90
Filing fees	17	34	28	53
Salaries and benefits	147	98	278	185
General office expenses	48	124	147	227
Total	518	641	1,053	1,181